SIGNIFICANT EVENTS DURING THE PERIOD	9 Months Ended
Sep. 30, 2023
Significant Events During Period
SIGNIFICANT EVENTS DURING THE PERIOD

NOTE 6 - SIGNIFICANT EVENTS DURING THE PERIOD

A-	On January 1, 2023, Ron Mekler was appointed to the board of directors of the Company. For his services he was granted stock option to purchase 500,000 of the Company’s common stock, valued at $21,498. Upon grant, the options vest as follows: (i) 50% following 12 months on the first anniversary of the appointment and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ending March 31, 2024. The options are exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between Mr. Mekler and the Company.

B-	On February 1, 2023, the Company engaged with Adi Shemer as a board advisor. For his services he was granted stock option to purchase 1,000,000 of the Company’s common stock, valued at $20,498. Upon grant, the options vest as follows: (i) 33% on the 12 month anniversary of the appointment and (ii) the balance of shares of Common Stock, in eight (8) consecutive fiscal quarters, beginning with the quarter ending April 31, 2024. The options are exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in a Stock Option Agreement to be entered into between Mr. Shemer and the Company.

C-

During the first quarter of 2023, the Company signed an amendment with an existing holder of a Convertible Note in the amount of $437,190 (“CLA”) with the following terms: (i) the note was amended so that the fixed conversion price is $0.022, (ii) the principal amount of the Note was increased by $7,500, (iii) if any portion of the balance due under the Note remains outstanding on April 30, 2023, an extension fee equal to 15% of such outstanding balance was to be added to it, (iv) the Maturity Date with respect to all outstanding amounts advanced under the Note was amended to July 31, 2023 and (v) several sale limitations on trading during the period beginning on the effective date of the agreement and ending on the amended maturity date were instituted. The warrant exercise price was adjusted accordingly.

The CLA was purchased by a third party during the third quarter and terms were changed according to Note 6-K.

D-	On May 1, 2023, the Company engaged a consultant for management of CRM system and marketing campaigns. In consideration, the consultant was granted stock options to purchase 500,000 of the Company’s common stock, valued at $7,489. Up on grant, the options vest as follows: (i) 33% following 12 months anniversary of the appointment and (ii) the balance of shares of Common Stock, in eight (8) consecutive quarters, beginning with the quarter ending April 30, 2024. The option is exercisable, for a period of 2 years after reaching full vesting, at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in a Stock Option Agreement to be entered into between the consultant and the Company.

E-	On June 1, 2023, the Company engaged a consultant for its digital marketing effort. For his services the consultant was granted stock options to purchase 500,000 of the Company’s common stock, valued at $5,414. Upon grant, the options vest on a monthly basis over a period of 3 months from grant. The option is exercisable for a period of two years following vesting, at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in a Stock Option Agreement to be entered into between the consultant and the Company.

F-	On June 14, 2023, SleepX Ltd, the Company’s subsidiary, was granted a patent (US20150119741A1) by the United States Patent and Trademark Office, titled: “Apparatus and Method for Diagnosing Sleep Quality.” The patent extends through February 2036, and provides broad coverage in the field of sleep monitoring.

G-	On June 18 2023, the holders of the majority (the “Majority Holders”) of the Company outstanding convertible Preferred Series A Shares par value $0.0001 per share (the “Preferred Shares”) agreed to provide that each Preferred Share shall have voting rights equal to 3,000 shares of the Company’s Common Stock which may be voted at any meeting or any action of the Company shareholders at which the holders of the Common Stock are entitled to participate.

H-	In connection with Note 6-K, the holder of the Additional Third-Party Note agreed to extend the maturity date of such note to June 30, 2024 and to not convert such note during such period. In consideration thereof, the Company agreed with the holder that in the event that on June 30, 2024 the preceding 90 day VWAP is less than $0.04 (the “90 day VWAP”), then the Company will issue to the holder additional shares of the Company’s common stock where the number of shares is determined by quotient of the spread below $0.04 times seven million shares divided by the 90 day VWAP.

I-	On July 1, 2023, the company granted Asaf Porat, the Company CFO, stock options to purchase 10,237,740 of the Company’s common stock, valued at $92,102, exercisable through July 2033 at a per share exercise price of $0.0001 per share. Upon grant, the Options vest over a period of 24 months, on a monthly basis. The option is exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in a Stock Option Agreement between Mr. Porat and the Company. In addition, subject to the investment in the company, Mr. Porat shall be entitled to an additional 14,500,000 common shares on December 31, 2023.

J-	On July 7, 2023, the Board appointed Adi Shemer as Chief Executive Officer (“CEO”) of the Company, effective immediately. Mr. Shemer has been working with the Company since February 2023 as a consultant. In connection with his appointment as CEO, Mr. Shemer and the Company’s subsidiary SleepX, Ltd. entered into an Employment Agreement (the “Agreement”) setting forth the terms of his employment and compensation. Under the Agreement, Mr. Shemer is entitled to monthly salary of 40,000 NIS (equivalent to $10,810 as of the date of this report), of which the payment of 20,000 NIS is deferred until such time as the Company raises at least $1 million in aggregate proceeds from the private placement of its securities. Under the Agreement, Mr. Shemer is also entitled to the following: (i) Manager’s Insurance under Israeli law to which SleepX contributes amounts equal to (a) 8-1/3 percent for severance payments, and 6.5%, or up to 7.5% (including disability insurance) designated for premium payment (and Mr. Shemer contributes an additional 6%) of each monthly salary payment, and (b) 7.5% of his salary (with Mr. Shemer contributing an additional 2.5%) to an education fund, a form of deferred compensation program established under Israeli law. Either Mr. Shemer or SleepX is entitled to terminate the employment at any time upon 30 days prior notice.

Under the Agreement, Mr. Shemer was awarded options under the Company’s employee stock option plan for 11,500,000 shares of the Company’s common stock at a per share exercise price of $0.0001, vesting over a period of 30 months, on a quarterly basis, beginning with the quarter ending September 30, 2023, provided that Mr. Shemer continues in the employ of SleepX and continues to provide CEO services to the Company. At the end of the 30-month period, Mr. Shemer is entitled to options for an additional 11,500,000 shares at the same exercise price provided he has been in the continuous employ of SleepX. The options are exercisable through July 2033. In connection with the consulting services rendered prior to his appointment as CEO, he was awarded options for 1,000,000 shares of the Company’s common stock, exercisable through July 2033 at a per share exercise price of $0.0001 per share, all of which have vested.

K-	In June 2023, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with qualified investors (the “Investor”), pursuant to which the Company agreed to issue and sell (the “Offering”) up to an aggregate of 135,000,000 shares of the Company’s common stock par value $0.0001 per share (the “Common Stock”) at a per share purchase price of $0.01, and Common Stock purchase warrants, exercisable for a two year period from the date of issuance, to purchase up to an additional 135,000,000 shares of Common Stock at a per share exercise price of $0.04 (the “Warrants”). The subscription agreement was closed on July 19, 2023. As of September 30, 2023, the Company received aggregate gross proceeds of $406,494 from the Investor, which entitles him to 40,649,400 shares and warrants. No assurance can be provided that the Investors will provide additional investments.

The subscription proceeds are being used by the Company to complete the IOS design and development of its biofeedback snoring treatment wristband (the “Snoring Treatment Device”) as well as general corporate matters and readying for commercialization of the Snoring Treatment Device.

The Investor and other unaffiliated entities (collectively, the “Purchasers’) purchased from Leonite Fund LP and Diagonal Lending LLC outstanding convertible promissory notes issued by the Company. Following the purchase of these outstanding notes, the Purchasers and the company agreed to amend the terms of the notes to extend the maturity date of each note to December 31, 2024, and to amend the conversion price thereof to $0.00561 (in the case of note purchased from Leonite Funding LP) and $0.005 (in the case of the note purchased from Diagonal Lending LLC). In addition, the Purchasers agreed to not convert the notes purchased until the earlier of June 30, 2024, and such time as the Purchasers complete the purchase of an additional outstanding promissory note issued by the Company to an unrelated third party in the aggregate amount of $720,000 (the “Additional Third Party Note”). As a result of the change in the conversion price the company changed the classification of the loans from fair value to cost basis. The conversion component of these loans has not yet been recorded in Equity in view of the fact that these loans cannot be converted as of the date of the financial statements.

In connection with the purchase from Leonite of the Note by the Purchasers, the 600,000 Warrants previously issued to Leonite were cancelled. The decrease in the warrant liability was recorded to financial income on the profit and loss statement.

L-	On July 25, 2023, SleepX Ltd, the Company’s subsidiary, was granted a patent (US 11672472 B2) by the United States Patent and Trademark Office, titled: “Methods and systems for estimation of obstructive sleep apnea severity in wake subjects by multiple speech analyses.” The patent extends through December 2038, and provides broad coverage in the field of sleep monitoring.

M-	On July 26, 2023, Mr. Boris Molchadsky sold 2,334 Series A convertible preferred stocks, for a total amount of $70,000.

N-	On August 16, 2023, the aforementioned purchasers completed the purchase of 67,068 Series A convertible preferred stocks and the purchase of a related party note. The Purchasers agreed to amend the terms of the note, to extend the maturity date to December 31, 2024, and to amend the conversion price thereof to $0.005.